EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 52.0%
	BANKING - 1.5%
294,068	Huntington Bancshares, Inc.	$4,413,960
26,924	Synovus Financial Corporation	1,258,428
		5,672,388
	BIOTECH & PHARMA - 1.3%
156,165	Royalty Pharma plc, Class A	4,861,416

	CHEMICALS - 2.1%
155,054	Element Solutions, Inc.	3,505,771
12,656	Sherwin-Williams Company (The)	4,419,348
		7,925,119
	COMMERCIAL SUPPORT SERVICES - 1.3%
90,319	Rollins, Inc.	4,879,936

	CONTAINERS & PACKAGING - 1.3%
92,239	International Paper Company	4,920,951

	DIVERSIFIED INDUSTRIALS - 1.1%
46,946	Pentair PLC	4,106,836

	ELECTRIC UTILITIES - 5.3%
10,025	Constellation Energy Corporation	2,021,341
82,990	Entergy Corporation	7,094,814
44,425	Public Service Enterprise Group, Inc.	3,656,178
53,748	Southern Company (The)	4,942,129
18,187	Vistra Corporation	2,135,881
		19,850,343
	ELECTRICAL EQUIPMENT - 4.2%
9,627	GE Vernova, LLC	2,938,931
84,769	nVent Electric PLC	4,443,591
26,862	Trane Technologies PLC	9,050,345
		16,432,867
	FOOD - 0.6%
25,539	McCormick & Company, Inc.	2,102,115

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	GAS & WATER UTILITIES - 0.8%
80,131	NiSource, Inc.	$3,212,452

	HOME CONSTRUCTION - 1.1%
34,117	DR Horton, Inc.	4,337,294

	INDUSTRIAL REIT - 1.8%
37,807	EastGroup Properties, Inc.	6,659,704

	INDUSTRIAL SUPPORT SERVICES - 1.7%
20,779	Applied Industrial Technologies, Inc.	4,682,340
25,602	Fastenal Company	1,985,435
		6,667,775
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
30,795	Houlihan Lokey, Inc.	4,973,393
69,277	Nasdaq, Inc.	5,255,353
		10,228,746
	INSURANCE - 3.5%
30,915	Arthur J Gallagher & Company	10,673,095
3,827	Progressive Corporation (The)	1,083,079
20,306	RLI Corporation	1,631,181
		13,387,355
	MACHINERY - 0.7%
14,053	IDEX Corporation	2,543,171

	MEDICAL EQUIPMENT & DEVICES - 1.5%
25,747	STERIS plc	5,835,558

	OIL & GAS PRODUCERS - 4.9%
26,866	DT Midstream, Inc.	2,592,032
32,601	Range Resources Corporation	1,301,758
34,809	Targa Resources Corporation	6,978,160
132,387	Williams Companies, Inc. (The)	7,911,447
		18,783,397

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	RESIDENTIAL REIT - 1.6%
30,162	Equity LifeStyle Properties, Inc.	$2,011,805
56,609	Equity Residential	4,052,072
		6,063,877
	RETAIL - DISCRETIONARY - 1.8%
26,194	Ferguson Enterprises, Inc.	4,197,064
8,977	Lithia Motors, Inc.	2,635,109
		6,832,173
	SEMICONDUCTORS - 2.2%
28,194	Entegris, Inc.	2,466,411
5,778	KLA Corporation	3,927,885
26,479	Lam Research Corporation	1,925,023
		8,319,319
	SOFTWARE - 3.6%
11,603	Roper Technologies, Inc.	6,840,896
5,144	Tyler Technologies, Inc.(a)	2,990,670
17,250	Workday, Inc., Class A(a)	4,028,393
		13,859,959
	TECHNOLOGY HARDWARE - 1.6%
7,085	Garmin Ltd.	1,538,366
9,969	Motorola Solutions, Inc.	4,364,528
		5,902,894
	TECHNOLOGY SERVICES - 2.3%
11,613	CDW Corporation	1,861,099
4,241	MSCI, Inc.	2,398,286
14,529	Verisk Analytics, Inc.	4,324,121
		8,583,506
	TRANSPORTATION & LOGISTICS - 1.0%
22,153	Old Dominion Freight Line, Inc.	3,665,214

	WHOLESALE - DISCRETIONARY - 0.5%
5,991	Pool Corporation	1,907,235

	TOTAL COMMON STOCKS (Cost $162,466,581)	197,541,600

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.8%
	AUTO LOAN — 0.2%
750,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	$746,549

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(c)	SOFR30A + 0.800%	5.1490	04/17/28	2,257,812

	TOTAL ASSET BACKED SECURITIES (Cost $3,001,991)				3,004,361

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	948,296
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	925,667
					1,873,963
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,027,410)				1,873,963

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6%
	BANKING — 2.2%
1,300,000	First Horizon Corporation(c)	SOFRRATE + 1.766%	5.5140	03/07/31	1,305,514
1,675,000	Huntington Bancshares, Inc.(c)	SOFRINDX + 1.870%	5.7090	02/02/35	1,690,203
3,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.330%	6.0700	10/22/27	3,275,310
2,250,000	M&T Bank Corporation(c)	SOFRRATE + 0.930%	4.8330	01/16/29	2,250,040
					8,521,067
	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.		4.9500	07/03/31	1,820,494

	CONSTRUCTION MATERIALS — 0.6%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,276,648
750,000	Quikrete Holdings, Inc.(b)		6.3750	03/01/32	755,014
					2,031,662
	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	930,033

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	ELEC & GAS MARKETING & TRADING — 0.3%
1,000,000	Southern Power Company		0.9000	01/15/26	$970,433

	ELECTRIC UTILITIES — 3.1%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,201,189
1,750,000	Constellation Energy Generation, LLC		6.1250	01/15/34	1,841,246
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	914,279
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	976,573
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,858,571
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,319,937
1,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	843,358
					11,955,153
	ENGINEERING & CONSTRUCTION — 1.4%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,417,402
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,952,600
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,799,084
					5,169,086
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
1,775,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	1,673,678

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	1,776,009

	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.		3.9500	02/15/30	1,693,239
1,800,000	Patrick Industries, Inc.(b)		4.7500	05/01/29	1,690,139
					3,383,378
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,667,692

	INSURANCE — 1.4%
1,015,000	Aflac, Inc.		1.1250	03/15/26	983,208
2,250,000	Brown & Brown, Inc.		4.5000	03/15/29	2,231,061
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,940,504
					5,154,773

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	MACHINERY — 0.9%
1,900,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	$1,775,133
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,750,636
					3,525,769
	OIL & GAS PRODUCERS — 1.8%
2,575,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,502,957
1,750,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,654,153
500,000	Diamondback Energy, Inc.		5.1500	01/30/30	507,278
2,500,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,354,186
					7,018,574
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
1,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	845,535
1,775,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		8.0000	06/15/27	1,839,603
1,700,000	Iron Mountain, Inc.(b)		6.2500	01/15/33	1,687,895
1,500,000	Welltower OP, LLC		2.7000	02/15/27	1,452,892
					5,825,925
	RETAIL - DISCRETIONARY — 0.9%
1,750,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,683,328
1,950,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,745,093
					3,428,421
	SEMICONDUCTORS — 2.0%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,189,249
2,175,000	Broadcom, Inc.		4.1100	09/15/28	2,142,980
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.		2.5000	05/11/31	2,422,435
1,925,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,767,678
					7,522,342
	SOFTWARE — 0.6%
2,350,000	Roper Technologies, Inc.		4.2000	09/15/28	2,322,030

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,037,895

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.6% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	$2,493,852

	TOTAL CORPORATE BONDS (Cost $81,136,093)				78,228,266

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.8%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,494,730

	COUNTY — 0.0%(d)
150,000	City & County of Honolulu, HI		2.5180	10/01/26	146,529

	MULTI-FAMILY HOUSING — 0.0%(d)
100,000	New York State Housing Finance Agency		0.6500	05/01/25	99,680

	RESOURCE RECOVERY — 0.0%(d)
100,000	City of Napa, CA Solid Waste Revenue		2.3300	08/01/25	99,365

	SINGLE-FAMILY HOUSING — 2.7%
1,685,000	Florida Housing Finance Corporation		5.5610	07/01/49	1,645,619
500,000	Illinois Housing Development Authority		5.2440	04/01/31	517,131
500,000	Illinois Housing Development Authority		5.2940	10/01/31	518,018
2,325,000	Massachusetts Housing Finance Agency		5.8360	12/01/42	2,352,574
2,250,000	Minnesota Housing Finance Agency		5.5880	07/01/39	2,264,047
1,715,000	Virginia Housing Development Authority		4.9140	04/01/30	1,754,885
1,000,000	Virginia Housing Development Authority		5.6620	10/01/39	1,016,357
					10,068,631
	STATE — 0.2%
200,000	State of Oregon		0.8950	05/01/25	199,431
500,000	State of Oregon		1.3150	05/01/27	473,233
					672,664

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.8%
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	$1,640,054
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	189,385
				1,829,439
	TOTAL MUNICIPAL BONDS (Cost $14,844,236)			14,411,038

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.8%
	AGENCY FIXED RATE — 15.1%
86,432	Fannie Mae Pool MA2915	3.0000	02/01/27	$85,276
638,736	Fannie Mae Pool MA4263	1.5000	02/01/31	597,852
326,181	Fannie Mae Pool BM5976	3.0000	02/01/47	293,256
1,182,960	Fannie Mae Pool MA4096	2.5000	08/01/50	992,273
1,246,061	Fannie Mae Pool MA4120	2.5000	09/01/50	1,045,203
1,507,443	Fannie Mae Pool MA4327	3.0000	05/01/51	1,319,100
1,985,671	Fannie Mae Pool MA4379	2.5000	07/01/51	1,660,552
3,086,548	Fannie Mae Pool CB2661	3.0000	01/01/52	2,697,267
3,047,312	Fannie Mae Pool MA4600	3.5000	05/01/52	2,750,919
2,322,783	Fannie Mae Pool MA4625	3.5000	06/01/52	2,096,865
3,171,368	Fannie Mae Pool MA4655	4.0000	07/01/52	2,959,107
2,992,743	Fannie Mae Pool MA4805	4.5000	11/01/52	2,866,384
2,846,734	Fannie Mae Pool MA4869	5.5000	01/01/53	2,850,152
3,240,577	Fannie Mae Pool MA4916	4.0000	02/01/53	3,022,712
1,424,158	Fannie Mae Pool FS7751	4.0000	03/01/53	1,328,411
2,366,689	Fannie Mae Pool MA5072	5.5000	06/01/53	2,365,572
939,774	Fannie Mae Pool FS7279	5.0000	10/01/53	921,950
2,404,941	Fannie Mae Pool MA5165	5.5000	10/01/53	2,402,473
2,866,092	Fannie Mae Pool CB7331	5.5000	10/01/53	2,869,314
3,164,950	Fannie Mae Pool FS9447	6.0000	12/01/53	3,223,340
552,944	Freddie Mac Pool ZS9163	3.0000	09/01/33	528,714
1,722,941	Freddie Mac Pool RA5696	2.5000	08/01/51	1,443,078
2,698,363	Freddie Mac Pool SD8214	3.5000	05/01/52	2,435,772
862,927	Freddie Mac Pool SD8237	4.0000	08/01/52	804,914
3,000,330	Freddie Mac Pool SD8238	4.5000	08/01/52	2,869,501
3,078,722	Freddie Mac Pool SD8288	5.0000	01/01/53	3,022,866
3,108,119	Freddie Mac Pool SD8329	5.0000	06/01/53	3,050,093

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.8% (Continued)
	AGENCY FIXED RATE — 15.1% (Continued)
1,732,375	Freddie Mac Pool SD3026	5.0000	06/01/53	$1,702,864
2,846,186	Freddie Mac Pool SD8332	6.0000	06/01/53	2,890,835
294,635	Ginnie Mae II Pool MA3375	3.0000	01/20/46	264,767
				57,361,382
	GOVERNMENT OWNED, NO GUARANTEE — 3.6%
1,750,000	Federal Home Loan Mortgage Corporation	4.6500	01/14/27	1,750,573
1,500,000	Federal Home Loan Mortgage Corporation	4.8750	10/15/27	1,500,278
2,800,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	3,157,063
2,250,000	Federal National Mortgage Association	6.2500	05/15/29	2,442,441
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,811,405
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,265,943
				13,927,703
	GOVERNMENT SPONSORED — 2.1%
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2800	12/17/26	1,499,498
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	08/06/27	1,000,691
2,000,000	Federal Farm Credit Banks Funding Corporation	4.6700	12/02/27	2,001,141
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,768,911
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,531,842
				7,802,083
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $81,873,597)			79,091,168

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(d)
	MONEY MARKET FUNDS - 0.0% (d)
115,329	Fidelity Money Market Government Portfolio, Class I, 4.20% (Cost $115,329)(e)	115,329

	TOTAL INVESTMENTS - 98.5% (Cost $345,465,237)	$374,265,725
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	5,509,512
	NET ASSETS - 100.0%	$379,775,237

ABS	- Asset Backed Security

CMBS	- Collaterized Mortgage Backed Security

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $25,674,490 or 6.8% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.8%
	AUTO LOAN — 0.7%
1,000,000	CarMax Auto Owner Trust Series 2021-2		1.3400	02/16/27	$995,398

	OTHER ABS — 1.1%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1490	04/17/28	1,781,163

	TOTAL ASSET BACKED SECURITIES (Cost $2,776,564)				2,776,561

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3%
	ASSET MANAGEMENT — 0.5%
750,000	Hope Global Intl (c),(d),(e)		4.6000	10/10/28	718,925

	BANKING — 5.9%
1,725,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	1,732,317
1,000,000	Huntington Bancshares, Inc.		2.5500	02/04/30	895,875
1,400,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	1,412,707
2,750,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,814,720
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,000,036
					8,855,655
	BIOTECH & PHARMA — 0.6%
1,000,000	Eli Lilly & Company		5.0500	08/14/54	941,509

	COMMERCIAL SUPPORT SERVICES — 1.3%
1,850,000	Waste Management, Inc.		4.9500	07/03/31	1,881,516

	CONSTRUCTION MATERIALS — 0.3%
400,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	402,674

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3% (Continued)
	ELECTRIC UTILITIES — 10.3%
1,600,000	AES Corporation (The)		5.4500	06/01/28	$1,627,214
1,750,000	Ameren Illinois Company		5.9000	12/01/52	1,807,623
1,900,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,822,942
2,150,000	DTE Electric Company		3.9500	03/01/49	1,695,097
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,828,558
1,250,000	MidAmerican Energy Company		4.2500	07/15/49	1,019,487
1,900,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,562,960
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	496,171
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,434,121
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,029,273
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,060,087
					15,383,533
	ENGINEERING & CONSTRUCTION — 3.1%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	987,737
1,750,000	MasTec, Inc.(a)		4.5000	08/15/28	1,708,525
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,046,458
					4,742,720
	HOME CONSTRUCTION — 0.8%
1,275,000	M/I Homes, Inc.		3.9500	02/15/30	1,166,962

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
2,700,000	Nasdaq, Inc.		3.2500	04/28/50	1,810,800

	INSURANCE — 1.2%
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,868,672

	MACHINERY — 0.9%
500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	467,140
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	933,673
					1,400,813
	OIL & GAS PRODUCERS — 4.8%
2,025,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,968,345
2,250,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,126,767
1,000,000	EQT Corporation		5.7500	02/01/34	1,018,073

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3% (Continued)
	OIL & GAS PRODUCERS — 4.8% (Continued)
2,250,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	$2,118,768
					7,231,953
	REAL ESTATE INVESTMENT TRUSTS — 4.7%
2,100,000	American Tower Corporation		4.0500	03/15/32	1,978,651
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,862,023
1,325,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	1,373,225
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,858,172
					7,072,071
	RETAIL - DISCRETIONARY — 2.5%
700,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	655,124
1,000,000	AutoZone, Inc.		5.1000	07/15/29	1,015,606
1,500,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,342,379
850,000	Home Depot, Inc. (The)		5.3000	06/25/54	817,974
					3,831,083
	SEMICONDUCTORS — 3.1%
1,675,000	Broadcom, Inc.		4.1100	09/15/28	1,650,340
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,903,341
1,100,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,010,102
					4,563,783
	SOFTWARE — 2.7%
2,275,000	Roper Technologies, Inc.		4.2000	09/15/28	2,247,923
1,950,000	Workday, Inc.		3.7000	04/01/29	1,878,422
					4,126,345
	TECHNOLOGY SERVICES — 1.3%
1,950,000	Verisk Analytics, Inc.		5.7500	04/01/33	2,023,896

	WHOLESALE - CONSUMER STAPLES — 1.1%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,685,035

	TOTAL CORPORATE BONDS (Cost $71,275,307)				69,707,945

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.8%
	COMBINED UTILITIES — 0.7%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	$1,013,376

	MULTI-FAMILY HOUSING — 0.1%
100,000	New York State Housing Finance Agency	0.7000	11/01/25	97,920

	SINGLE-FAMILY HOUSING — 5.6%
1,785,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,743,282
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,010,310
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,846,645
1,495,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,505,110
369,149	Minnesota Housing Finance Agency	1.5800	02/01/51	271,244
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	2,032,713
				8,409,304
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,053,728

	WATER AND SEWER — 0.7%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,140,835

	TOTAL MUNICIPAL BONDS (Cost $12,447,620)			11,715,163

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.8%
	AGENCY FIXED RATE — 29.7%
753,916	Fannie Mae Pool BO9355	3.0000	03/01/50	661,659
1,714,081	Fannie Mae Pool MA4120	2.5000	09/01/50	1,437,781
652,367	Fannie Mae Pool FM4720	3.0000	10/01/50	572,684
1,711,992	Fannie Mae Pool CA8256	2.5000	12/01/50	1,424,501
1,850,339	Fannie Mae Pool CB0199	3.0000	04/01/51	1,615,542
603,219	Fannie Mae Pool MA4307	3.0000	04/01/51	527,623
1,956,788	Fannie Mae Pool MA4379	2.5000	07/01/51	1,636,399
1,235,397	Fannie Mae Pool MA4600	3.5000	05/01/52	1,115,237
2,218,047	Fannie Mae Pool MA4625	3.5000	06/01/52	2,002,315

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.8% (Continued)
	AGENCY FIXED RATE — 29.7% (Continued)
1,176,627	Fannie Mae Pool MA4700	4.0000	08/01/52	$1,097,875
861,977	Fannie Mae Pool MA4783	4.0000	10/01/52	804,026
2,153,052	Fannie Mae Pool MA4805	4.5000	11/01/52	2,062,147
2,094,383	Fannie Mae Pool MA4869	5.5000	01/01/53	2,096,898
1,501,894	Fannie Mae Pool MA4916	4.0000	02/01/53	1,400,921
2,151,536	Fannie Mae Pool MA5072	5.5000	06/01/53	2,150,520
2,274,675	Fannie Mae Pool CB7331	5.5000	10/01/53	2,277,233
2,094,452	Fannie Mae Pool FS9447	6.0000	12/01/53	2,133,092
1,191,708	Fannie Mae Pool MA5470	5.5000	09/01/54	1,189,918
1,439,605	Freddie Mac Pool SD8090	2.0000	09/01/50	1,154,667
1,211,761	Freddie Mac Pool SD8122	2.5000	01/01/51	1,014,411
1,595,527	Freddie Mac Pool SD8128	2.0000	02/01/51	1,271,782
987,304	Freddie Mac Pool RA5696	2.5000	08/01/51	826,933
1,867,984	Freddie Mac Pool SD8206	3.0000	04/01/52	1,619,627
2,100,327	Freddie Mac Pool RA7587	3.5000	06/01/52	1,906,999
2,390,706	Freddie Mac Pool SD8237	4.0000	08/01/52	2,229,982
2,396,097	Freddie Mac Pool SD8238	4.5000	08/01/52	2,291,615
2,389,777	Freddie Mac Pool SD8288	5.0000	01/01/53	2,346,420
1,776,068	Freddie Mac Pool SD8329	5.0000	06/01/53	1,742,910
1,039,425	Freddie Mac Pool SD3026	5.0000	06/01/53	1,021,718
1,016,495	Freddie Mac Pool SD8332	6.0000	06/01/53	1,032,441
				44,665,876
	GOVERNMENT OWNED, NO GUARANTEE — 6.9%
2,250,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,536,926
2,300,000	Federal National Mortgage Association	6.2500	05/15/29	2,496,717
2,250,000	Federal National Mortgage Association	7.1250	01/15/30	2,547,289
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,702,849
				10,283,781
	GOVERNMENT SPONSORED — 5.2%
1,520,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,562,906
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2500	12/15/28	1,511,635
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,448,626

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.8% (Continued)
	GOVERNMENT SPONSORED — 5.2% (Continued)
2,350,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	$2,355,537
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,015,155
				7,893,859
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $63,769,140)			62,843,516

	TOTAL INVESTMENTS - 97.7% (Cost $150,268,631)			$147,043,185
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%			3,475,590
	NET ASSETS - 100.0%			$150,518,775

ABS	- Asset Backed Security

LLC	- Limited Liability Company

L.P.	- Limited Partnership

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $9,072,945 or 6.0% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025, was $718,925, representing 0.5% of net assets.

(d)	Restricted security.

(e)	Private investment.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9%
	BANKING - 2.7%
1,470,661	Huntington Bancshares, Inc.	$22,074,622
160,161	Synovus Financial Corporation	7,485,925
		29,560,547
	BIOTECH & PHARMA - 1.4%
498,527	Royalty Pharma plc, Class A	15,519,146

	CHEMICALS - 4.3%
876,042	Element Solutions, Inc.	19,807,310
75,894	Sherwin-Williams Company (The)	26,501,425
		46,308,735
	COMMERCIAL SUPPORT SERVICES - 2.4%
487,550	Rollins, Inc.	26,342,327

	CONTAINERS & PACKAGING - 2.2%
449,411	International Paper Company	23,976,077

	DIVERSIFIED INDUSTRIALS - 2.0%
248,211	Pentair PLC	21,713,498

	ELECTRIC UTILITIES - 9.9%
53,695	Constellation Energy Corporation	10,826,523
443,976	Entergy Corporation	37,955,508
253,324	Public Service Enterprise Group, Inc.	20,848,565
287,885	Southern Company (The)	26,471,026
94,822	Vistra Corporation	11,135,896
		107,237,518
	ELECTRICAL EQUIPMENT - 8.0%
47,729	GE Vernova, LLC	14,570,709
423,825	nVent Electric PLC	22,216,907
142,596	Trane Technologies PLC	48,043,443
		84,831,059
	FOOD - 1.0%
135,477	McCormick & Company, Inc.	11,151,112

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	GAS & WATER UTILITIES - 1.6%
419,246	NiSource, Inc.	$16,807,572

	HOME CONSTRUCTION - 1.9%
161,189	DR Horton, Inc.	20,491,958

	INDUSTRIAL REIT - 3.1%
191,200	EastGroup Properties, Inc.	33,679,880

	INDUSTRIAL SUPPORT SERVICES - 1.9%
91,279	Applied Industrial Technologies, Inc.	20,568,810

	INSTITUTIONAL FINANCIAL SERVICES - 5.1%
159,284	Houlihan Lokey, Inc.	25,724,366
384,441	Nasdaq, Inc.	29,163,694
		54,888,060
	INSURANCE - 6.0%
161,368	Arthur J Gallagher & Company	55,710,689
105,222	RLI Corporation	8,452,483
		64,163,172
	MACHINERY - 1.4%
82,273	IDEX Corporation	14,888,945

	MEDICAL EQUIPMENT & DEVICES - 5.1%
132,198	Bruker Corporation	5,517,945
15,725	Mettler-Toledo International, Inc.(a)	18,569,810
135,049	STERIS plc	30,608,855
		54,696,610
	OIL & GAS PRODUCERS - 9.0%
142,253	DT Midstream, Inc.	13,724,569
172,618	Range Resources Corporation	6,892,637
181,189	Targa Resources Corporation	36,322,959
675,261	Williams Companies, Inc. (The)	40,353,597
		97,293,762

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	RESIDENTIAL REIT - 3.0%
160,874	Equity LifeStyle Properties, Inc.	$10,730,296
302,017	Equity Residential	21,618,377
		32,348,673
	RETAIL - DISCRETIONARY - 4.5%
129,007	Ferguson Enterprises, Inc.	20,670,791
37,146	Group 1 Automotive, Inc.	14,187,915
46,759	Lithia Motors, Inc.	13,725,637
		48,584,343
	SEMICONDUCTORS - 4.0%
150,827	Entegris, Inc.	13,194,346
29,474	KLA Corporation	20,036,425
135,191	Lam Research Corporation	9,828,386
		43,059,157
	SOFTWARE - 7.0%
64,321	Roper Technologies, Inc.	37,922,374
26,016	Tyler Technologies, Inc.(a)	15,125,442
93,675	Workday, Inc., Class A(a)	21,875,923
		74,923,739
	TECHNOLOGY HARDWARE - 2.1%
52,176	Motorola Solutions, Inc.	22,843,175

	TECHNOLOGY SERVICES - 4.2%
55,199	CDW Corporation	8,846,192
27,002	MSCI, Inc.	15,269,631
69,292	Verisk Analytics, Inc.	20,622,685
		44,738,508
	TRANSPORTATION & LOGISTICS - 2.2%
143,671	Old Dominion Freight Line, Inc.	23,770,367

	WHOLESALE - DISCRETIONARY - 0.9%
31,211	Pool Corporation	9,936,022

	TOTAL COMMON STOCKS (Cost $916,349,438)	1,044,322,772

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.3%
	ASSET MANAGEMENT — 0.3%
3,250,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	$3,243,113

	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,243,113

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
115,702	Fidelity Money Market Government Portfolio, Class I, 4.20% (Cost $115,702)(f)			115,702

	TOTAL INVESTMENTS - 97.2% (Cost $919,715,140)			$1,047,681,587
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%			29,990,586
	NET ASSETS - 100.0%			$1,077,672,173

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025, was $3,243,113, representing 0.3% of net assets.

(d)	Restricted security.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of March 31 ,2025.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1%
	BIOTECH & PHARMA - 3.3%
70,363	Beta Bionics, Inc.(a)	$861,243
49,765	Guardant Health, Inc.(a)	2,119,989
		2,981,232
	INDUSTRIAL INTERMEDIATE PROD - 3.3%
117,653	Xometry, Inc., Class A(a)	2,931,913

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
13,485	Tradeweb Markets, Inc., Class A	2,001,983

	LEISURE PRODUCTS - 1.5%
2,572	Axon Enterprise, Inc.(a)	1,352,743

	SEMICONDUCTORS - 16.5%
19,553	Amkor Technology, Inc.	353,127
2,344	ASML Holding N.V.	1,553,205
16,435	Entegris, Inc.	1,437,734
18,511	Lam Research Corporation	1,345,750
73,339	Lattice Semiconductor Corporation(a)	3,846,630
16,691	Micron Technology, Inc.	1,450,281
2,634	Monolithic Power Systems, Inc.	1,527,667
12,215	NVIDIA Corporation	1,323,862
13,779	SiTime Corporation(a)	2,106,396
		14,944,652
	SOFTWARE - 45.3%
278,893	Arteris, Inc.(a)	1,927,151
3,139	CommVault Systems, Inc.(a)	495,209
74,012	Confluent, Inc., Class A(a)	1,734,841
1,059	Constellation Software, Inc.	3,352,794
1,634	Crowdstrike Holdings, Inc., Class A(a)	576,116
8,496	CyberArk Software Ltd.(a)	2,871,648
15,964	DocuSign, Inc.(a)	1,299,470
7,688	Doximity, Inc., Class A(a)	446,135
34,243	Dynatrace, Inc.(a)	1,614,557
12,068	Elastic N.V.(a)	1,075,259

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	SOFTWARE - 45.3% (Continued)
55,951	Gen Digital, Inc.	$1,484,940
15,227	Gitlab, Inc., Class A(a)	715,669
38,494	Global-e Online Ltd.(a)	1,372,311
11,043	Guidewire Software, Inc.(a)	2,069,016
2,936	HubSpot, Inc.(a)	1,677,307
1,593	Intuit, Inc.	978,086
3,475	Manhattan Associates, Inc.(a)	601,314
11,001	Monday.com Ltd.(a)	2,675,003
59,821	Nutanix, Inc., Class A(a)	4,176,105
4,524	Palo Alto Networks, Inc.(a)	771,975
6,406	Paylocity Holding Corporation(a)	1,200,100
84,693	Privia Health Group, Inc.(a)	1,901,358
14,501	Procore Technologies, Inc.(a)	957,356
1,613	Roper Technologies, Inc.	950,993
8,791	Rubrik, Inc., Class A(a)	536,075
25,376	Samsara, Inc., Class A(a)	972,662
10,098	Shopify, Inc., Class A(a)	964,157
13,947	Vertex, Inc., Class A(a)	488,284
3,919	Workday, Inc., Class A(a)	915,204
		40,801,095
	TECHNOLOGY HARDWARE - 5.7%
25,945	Ciena Corporation(a)	1,567,856
16,664	Dell Technologies, Inc., Class C	1,518,924
7,723	F5, Inc.(a)	2,056,403
		5,143,183
	TECHNOLOGY SERVICES - 17.3%
271,497	Adyen N.V. - ADR(a)	4,145,759
41,130	ExlService Holdings, Inc.(a)	1,941,747
11,623	Jack Henry & Associates, Inc.	2,122,360
28,008	Kyndryl Holdings, Inc.(a)	879,451
4,308	MarketAxess Holdings, Inc.	932,036
110,629	Remitly Global, Inc.(a)	2,301,083
99,020	Toast, Inc., Class A(a)	3,284,494
		15,606,930

	TOTAL COMMON STOCKS (Cost $73,587,435)	85,763,731

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
750,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	$748,411

	TOTAL CORPORATE BONDS (Cost $750,000)			748,411

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
12,971	Fidelity Money Market Government Portfolio, Class I, 4.20%(f)			12,971
9,279	First American Government Obligations Fund, Class U, 4.27%(f)			9,279
	TOTAL MONEY MARKET FUNDS (Cost $22,250)			22,250

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,250)			22,250

	TOTAL INVESTMENTS - 95.9% (Cost $74,359,685)			$86,534,392
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%			3,654,956
	NET ASSETS - 100.0%			$90,189,348

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025, was $748,411, representing 0.8% of net assets.

(d)	Restricted security.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2025.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3%
	ADVERTISING & MARKETING - 0.8%
381,103	Trade Desk, Inc. (The), Class A(a)	$20,853,956

	BIOTECH & PHARMA - 24.6%
58,858	Alnylam Pharmaceuticals, Inc.(a)	15,892,837
75,482	Argenx S.E. - ADR(a)	44,675,154
355,738	Axsome Therapeutics, Inc.(a)	41,489,723
180,000	Beta Bionics, Inc.(a)	2,203,200
425,298	Blueprint Medicines Corporation(a)	37,643,126
2,380,598	Celldex Therapeutics, Inc.(a)	43,207,854
1,344,376	Collegium Pharmaceutical, Inc.(a)	40,129,624
2,299,237	Guardant Health, Inc.(a)	97,947,495
422,934	Insmed, Inc.(a)	32,265,635
1,430,349	Mirum Pharmaceuticals, Inc.(a)	64,437,222
1,460,906	Scholar Rock Holding Corporation(a)	46,968,128
460,684	TransMedics Group, Inc.(a)	30,994,820
1,889,627	Verona Pharma plc - ADR(a)	119,972,418
		617,827,236
	COMMERCIAL SUPPORT SERVICES - 2.4%
306,479	Waste Connections, Inc.	59,821,636

	CONSTRUCTION MATERIALS - 1.6%
166,555	Vulcan Materials Company	38,857,282

	CONTAINERS & PACKAGING - 0.5%
238,263	International Paper Company	12,711,331

	E-COMMERCE DISCRETIONARY - 0.5%
407,756	Chewy, Inc.(a)	13,256,148

	ELECTRIC UTILITIES - 1.6%
333,361	Vistra Corporation	39,149,916

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	ELECTRICAL EQUIPMENT - 4.5%
119,355	GE Vernova, LLC	$36,436,694
48,962	Rockwell Automation, Inc.	12,650,802
189,717	Trane Technologies PLC	63,919,452
		113,006,948
	ENGINEERING & CONSTRUCTION - 0.7%
67,645	Quanta Services, Inc.	17,194,006

	FOOD - 0.6%
460,567	Vital Farms, Inc.(a)	14,033,476

	HOME CONSTRUCTION - 1.1%
211,004	DR Horton, Inc.	26,824,939

	INDUSTRIAL INTERMEDIATE PROD - 3.0%
3,013,657	Xometry, Inc., Class A(a),(b)	75,100,332

	INDUSTRIAL SUPPORT SERVICES - 4.6%
345,254	Fastenal Company	26,774,448
519,570	RB Global, Inc.	52,112,871
61,260	United Rentals, Inc.	38,391,642
		117,278,961
	LEISURE PRODUCTS - 1.3%
64,205	Axon Enterprise, Inc.(a)	33,768,620

	MACHINERY - 0.5%
108,663	Xylem, Inc.	12,980,882

	MEDICAL EQUIPMENT & DEVICES – 5.8%
140,906	Glaukos Corporation(a)	13,867,969
165,023	Inspire Medical Systems, Inc.(a)	26,284,863
57,024	Intuitive Surgical, Inc.(a)	28,242,276
464,252	iRhythm Technologies, Inc.(a)	48,597,900
25,043	Mettler-Toledo International, Inc.(a)	29,573,529
		146,566,537

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	OIL & GAS PRODUCERS - 3.1%
151,035	Cheniere Energy, Inc.	$34,949,499
214,336	Targa Resources Corporation	42,967,938
		77,917,437
	RETAIL - DISCRETIONARY - 4.9%
171,076	Lithia Motors, Inc.	50,217,648
121,288	Lowe’s Companies, Inc.	28,288,000
30,033	O’Reilly Automotive, Inc.(a)	43,024,675
		121,530,323
	SEMICONDUCTORS - 8.3%
65,539	ASML Holding N.V.	43,428,108
519,244	Lam Research Corporation	37,749,039
748,169	Lattice Semiconductor Corporation(a)	39,241,464
345,833	Micron Technology, Inc.	30,049,429
39,318	Monolithic Power Systems, Inc.	22,803,654
110,283	NVIDIA Corporation	11,952,472
151,204	SiTime Corporation(a)	23,114,555
		208,338,721
	SOFTWARE - 15.2%
44,414	Crowdstrike Holdings, Inc., Class A(a)	15,659,488
45,656	CyberArk Software Ltd.(a)	15,431,728
342,996	Datadog, Inc., Class A(a)	34,028,633
4,264,670	Evolent Health, Inc., Class A(a)	40,386,425
1,471,124	Global-e Online Ltd.(a)	52,445,570
80,944	HubSpot, Inc.(a)	46,242,498
129,906	Monday.com Ltd.(a)	31,587,943
564,653	Nutanix, Inc., Class A(a)	39,418,426
121,998	Palo Alto Networks, Inc.(a)	20,817,739
86,425	Roper Technologies, Inc.	50,954,452
170,467	Snowflake, Inc., Class A(a)	24,915,457
921,676	Weave Communications, Inc.(a)	10,221,387
		382,109,746
	TECHNOLOGY SERVICES - 7.1%
33,778	Adyen N.V.(a)	51,381,443
351,008	ExlService Holdings, Inc.(a)	16,571,088

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 95.3% (Continued)
	TECHNOLOGY SERVICES - 7.1% (Continued)
7,718	Fair Isaac Corporation(a)			$14,233,227
894,565	Remitly Global, Inc.(a)			18,606,952
2,352,452	Toast, Inc., Class A(a)			78,030,833
				178,823,543
	TRANSPORTATION & LOGISTICS - 2.6%
390,981	Old Dominion Freight Line, Inc.			64,687,806

	TOTAL COMMON STOCKS (Cost $1,706,383,140)			2,392,639,782

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			4,493,951

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,493,951

Shares				Fair Value
	PRIVATE INVESTMENTS — 1.4%
	MEDICAL EQUIPMENT & DEVICES – 1.4%
2,766,154	Beta Bionics Inc.(a),(b),(c),(d),(e),(f)			33,857,725

	TOTAL PRIVATE INVESTMENTS (Cost $46,787,158)			33,857,725

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.2%
	ASSET MANAGEMENT — 1.2%
2,000,000	Hope Global International(c),(d),(e)	4.0000	01/07/28	1,908,858
5,000,000	Vision Fund International(c),(d),(e)	4.7400	05/16/25	4,994,920
5,000,000	Vision Fund International(c),(d),(e)	5.9030	09/19/25	5,000,000
9,000,000	Vision Fund International(c),(d),(e)	5.2600	11/30/25	8,980,929
5,000,000	Vision Fund International(c),(d),(e)	3.1500	12/15/25	4,915,540
5,000,000	Vision Fund International(c),(d),(e)	3.2230	12/15/26	4,809,200
				30,609,447
	TOTAL CORPORATE BONDS (Cost $31,000,000)			30,609,447

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,386,184	Fidelity Money Market Government Portfolio, Class I, 4.20% (Cost $5,386,184)(g)	$5,386,184

	TOTAL INVESTMENTS - 98.3% (Cost $1,789,556,482)	$2,466,987,089
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	42,390,947
	NET ASSETS - 100.0%	$2,509,378,036

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $68,961,123, representing 2.8% of net assets.

(d)	Private investment.

(e)	Restricted security.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2025.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.0%
	BIOTECH & PHARMA - 68.2%
852,845	ACADIA Pharmaceuticals, Inc.(a)	$14,165,755
200,000	Akero Therapeutics, Inc.(a)	8,096,000
106,733	Alnylam Pharmaceuticals, Inc.(a)	28,820,045
37,657	Argenx S.E. - ADR(a)	22,287,860
375,924	Avidity Biosciences, Inc.(a)	11,097,276
386,327	Axsome Therapeutics, Inc.(a)	45,057,318
120,000	Beta Bionics, Inc.(a)	1,468,800
560,056	Biohaven Ltd.(a)	13,463,746
434,164	Blueprint Medicines Corporation(a)	38,427,855
532,192	Bridgebio Pharma, Inc.(a)	18,397,877
1,356,186	Celldex Therapeutics, Inc.(a)	24,614,776
1,285,217	Collegium Pharmaceutical, Inc.(a)	38,363,727
382,079	Cytokinetics, Inc.(a)	15,355,755
181,818	Disc Medicine, Inc.(a)	9,025,445
568,310	Edgewise Therapeutics, Inc.(a)	12,502,820
7,072,000	Geron Corporation(a)	11,244,480
1,199,809	Guardant Health, Inc.(a)	51,111,864
771,844	Ideaya Biosciences, Inc.(a)	12,642,805
755,295	Insmed, Inc.(a)	57,621,457
95,781	Krystal Biotech, Inc.(a)	17,269,314
525,138	Kymera Therapeutics, Inc.(a)	14,373,027
250,000	Metsera, Inc.(a)	6,805,000
1,085,995	Mirum Pharmaceuticals, Inc.(a)	48,924,075
6,650,000	Nektar Therapeutics(a)	4,522,000
2,682,083	Relay Therapeutics, Inc.(a)	7,027,057
372,229	REVOLUTION Medicines, Inc.(a)	13,162,017
770,691	Rocket Pharmaceuticals, Inc.(a)	5,140,509
214,218	Sarepta Therapeutics, Inc.(a)	13,671,393
1,188,529	Scholar Rock Holding Corporation(a)	38,211,207
1,178,062	Syndax Pharmaceuticals, Inc.(a)	14,472,492
718,814	TG Therapeutics, Inc.(a)	28,342,836
214,000	TransMedics Group, Inc.(a)	14,397,920
47,241	United Therapeutics Corporation(a)	14,562,983
468,780	Vaxcyte, Inc.(a)	17,701,133

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.0% (Continued)
	BIOTECH & PHARMA - 68.2% (Continued)
988,174	Verona Pharma plc - ADR(a)	$62,739,168
255,407	Viking Therapeutics, Inc.(a)	6,168,079
		761,255,874
	MEDICAL EQUIPMENT & DEVICES – 14.8%
1,265,653	Celcuity, Inc.(a)	12,795,752
565,546	Exact Sciences Corporation(a)	24,482,486
148,877	Glaukos Corporation(a)	14,652,474
139,989	Inspire Medical Systems, Inc.(a)	22,297,448
272,092	iRhythm Technologies, Inc.(a)	28,482,590
275,000	Kestra Medical Technologies, Inc.(a)	6,853,000
351,962	PROCEPT BioRobotics Corporation(a)	20,505,306
119,000	Repligen Corporation(a)	15,141,560
684,782	Veracyte, Inc.(a)	20,303,786
		165,514,402
	SOFTWARE - 3.0%
1,778,479	Evolent Health, Inc., Class A(a)	16,842,196
737,694	Privia Health Group, Inc.(a)	16,561,230
		33,403,426
	TOTAL COMMON STOCKS (Cost $877,092,335)	960,173,702

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	1,725,025

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,725,025

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	PRIVATE INVESTMENTS — 6.7%
	BIOTECH & PHARMA — 3.3%
20,482,289	Avalyn Pharma Inc. Series C1(a),(c),(d),(e),(f)			$15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)			—
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			349,500
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			349,500
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			127,247
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			173,344
1,017,770	Evida BioSciences, Inc.(a),(b),(c),(d),(e),(f)			702,261
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)			1,320,366
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)			1,085,634
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)			2,349,413
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)			769,377
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)			110,756
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)			—
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)			—
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)			—
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)			—
763,319	Kojin Therapeutics, Inc. Series A-2(a),(c),(d),(e),(f)			—
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)			14,005,605
				36,343,003
	HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
545,331	Kestra Medical Technologies Series D(a),(c),(d),(e),(f)			17,269,759

	MEDICAL EQUIPMENT & DEVICES — 1.9%
1,768,644	Beta Bionics Inc. (a),(b),(c),(d),(e),(f)			21,648,203

	TOTAL PRIVATE INVESTMENTS (Cost $128,779,508)			75,260,965

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)	1.0500	03/12/26	394,520

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			394,520

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(g)
	BIOTECH & PHARMA - 0.0% (g)
106,490	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)	09/12/27	$0.98	$—

	TOTAL WARRANT (Cost $–)			—

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS – 2.8%
3,517,416	Fidelity Money Market Government Portfolio, Class I, 4.20%(h)			3,517,416
27,514,363	First American Government Obligations Fund Class U, 4.27%(h)			27,514,363

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,031,779)			31,031,779

	TOTAL INVESTMENTS - 95.7% (Cost $1,040,403,622)			$1,068,585,991
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%			47,512,999
	NET ASSETS - 100.0%			$1,116,098,990

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

PIK	- Payment in Kind

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $77,380,510, representing 6.9% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of March 31, 2025.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	BANKING - 2.3%
240,813	Huntington Bancshares, Inc.	$3,614,603

	BIOTECH & PHARMA - 5.5%
4,759	Amgen, Inc.	1,482,666
3,989	Eli Lilly & Company	3,294,555
130,731	Royalty Pharma plc, Class A	4,069,656
		8,846,877
	CHEMICALS - 9.8%
5,948	Air Products and Chemicals, Inc.	1,754,184
19,025	Linde PLC	8,858,801
14,438	Sherwin-Williams Company (The)	5,041,605
		15,654,590
	COMMERCIAL SUPPORT SERVICES - 1.6%
10,524	Republic Services, Inc.	2,548,492

	CONTAINERS & PACKAGING - 1.1%
33,822	International Paper Company	1,804,404

	ELECTRIC UTILITIES - 8.3%
14,091	Constellation Energy Corporation	2,841,168
25,863	Entergy Corporation	2,211,028
28,525	Public Service Enterprise Group, Inc.	2,347,608
64,135	Southern Company (The)	5,897,213
		13,297,017
	ELECTRICAL EQUIPMENT - 6.2%
15,761	GE Vernova, LLC	4,811,518
15,694	Trane Technologies PLC	5,287,622
		10,099,140
	HOME CONSTRUCTION - 2.1%
26,390	DR Horton, Inc.	3,354,961

	INDUSTRIAL REIT - 1.0%
14,471	Prologis, Inc.	1,617,713

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 2.2%
10,379	Arthur J Gallagher & Company	$3,583,246

	MEDICAL EQUIPMENT & DEVICES - 3.5%
25,947	Boston Scientific Corporation(a)	2,617,533
2,585	Mettler-Toledo International, Inc.(a)	3,052,653
		5,670,186
	OIL & GAS PRODUCERS - 3.7%
99,109	Williams Companies, Inc. (The)	5,922,754

	RETAIL - DISCRETIONARY - 8.4%
12,370	Ferguson Enterprises, Inc.	1,982,045
9,266	Home Depot, Inc. (The)	3,395,896
7,036	Lowe's Companies, Inc.	1,641,006
4,461	O'Reilly Automotive, Inc.(a)	6,390,740
		13,409,687
	SEMICONDUCTORS - 9.5%
4,669	Advanced Micro Devices, Inc.(a)	479,693
2,142	ASML Holding N.V.	1,419,353
26,312	Broadcom, Inc.	4,405,418
2,471	KLA Corporation	1,679,786
14,260	Lam Research Corporation	1,036,702
58,064	NVIDIA Corporation	6,292,977
		15,313,929
	SOFTWARE - 16.6%
17,017	Cadence Design Systems, Inc.(a)	4,327,934
8,998	Datadog, Inc., Class A(a)	892,692
8,067	Intuit, Inc.	4,953,057
12,219	Roper Technologies, Inc.	7,204,077
5,712	ServiceNow, Inc.(a)	4,547,552
20,554	Workday, Inc., Class A(a)	4,799,976
		26,725,288
	SPECIALTY FINANCE - 2.8%
16,537	American Express Company	4,449,280

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY HARDWARE - 4.1%
27,382	Arista Networks, Inc.(a)	$2,121,557
8,441	Dell Technologies, Inc., Class C	769,397
8,277	Motorola Solutions, Inc.	3,623,754
		6,514,708
	TECHNOLOGY SERVICES - 6.2%
6,623	CDW Corporation	1,061,402
17,365	S&P Global, Inc.	8,823,156
		9,884,558
	TRANSPORTATION & LOGISTICS - 2.9%
11,374	Old Dominion Freight Line, Inc.	1,881,828
11,472	Union Pacific Corporation	2,710,146
		4,591,974

	TOTAL COMMON STOCKS (Cost $152,885,793)	156,903,407

	TOTAL INVESTMENTS - 97.8% (Cost $152,885,793)	$156,903,407
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	3,508,991
	NET ASSETS - 100.0%	$160,412,398

ADR	- American Depositary Receipt

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.8%
	AUTO LOAN — 1.6%
1,000,000	CarMax Auto Owner Trust 2021-2 C		1.3400	02/16/27	$995,398
1,500,000	CarMax Auto Owner Trust 2021-2 D		1.5500	10/15/27	1,489,984
					2,485,382
	OTHER ABS — 1.2%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1490	04/17/28	1,981,858

	TOTAL ASSET BACKED SECURITIES (Cost $4,476,515)				4,467,240

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.2%
	ASSET MANAGEMENT — 0.5%
750,000	Hope Global Intl (c),(d),(e)		4.6000	10/10/28	718,925

	BANKING — 7.5%
1,850,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	1,857,847
2,500,000	Huntington Bancshares, Inc.		2.5500	02/04/30	2,239,689
2,975,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,045,013
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,000,035
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,644,176
					11,786,760
	BIOTECH & PHARMA — 1.2%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,963,366

	CHEMICALS — 1.3%
2,100,000	Sherwin-Williams Company (The)		4.5500	03/01/28	2,102,346

	COMMERCIAL SUPPORT SERVICES — 1.3%
2,000,000	Waste Management, Inc.		4.9500	07/03/27	2,030,666

	CONSTRUCTION MATERIALS — 1.6%
1,475,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,448,504
1,000,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	1,006,685
					2,455,189

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.2% (Continued)
	ELECTRIC UTILITIES — 11.2%
2,000,000	AES Corporation (The)		1.3750	01/15/26	$1,945,245
2,325,000	Ameren Illinois Company		3.8000	05/15/28	2,286,344
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,052,914
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,285,697
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,508,188
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,587,918
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,525,307
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,008,885
1,750,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,673,141
					17,873,639
	ELECTRICAL EQUIPMENT — 1.5%
2,350,000	Lennox International, Inc.		5.5000	09/15/28	2,410,294

	ENGINEERING & CONSTRUCTION — 3.3%
1,550,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,530,992
1,850,000	MasTec, Inc.(a)		4.5000	08/15/28	1,806,155
2,000,000	Quanta Services, Inc.		4.7500	08/09/27	2,003,394
					5,340,541
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,575,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,485,095

	HOME & OFFICE PRODUCTS — 0.7%
1,250,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,162,310

	HOME CONSTRUCTION — 1.9%
1,600,000	M/I Homes, Inc.		4.9500	02/01/28	1,549,995
1,600,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,502,346
					3,052,341
	INDUSTRIAL SUPPORT SERVICES — 1.0%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	1,521,618

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	$2,557,851

	INSURANCE — 3.8%
2,750,000	Aflac, Inc.		1.1250	03/15/26	2,663,864
2,100,000	Brown & Brown, Inc.		4.5000	03/15/29	2,082,324
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,382,609
					6,128,797
	MACHINERY — 2.3%
1,700,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,588,277
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	2,100,763
					3,689,040
	OIL & GAS PRODUCERS — 4.7%
2,200,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,138,450
2,100,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,984,983
1,400,000	EQT Corporation		5.7000	04/01/28	1,438,290
2,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	1,883,349
					7,445,072
	REAL ESTATE INVESTMENT TRUSTS — 7.0%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,661,040
2,000,000	American Tower Corporation		5.2500	07/15/28	2,034,684
2,250,000	Equinix, Inc.		1.5500	03/15/28	2,064,394
1,525,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	1,580,504
1,500,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,466,977
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,421,487
					11,229,086
	RETAIL - DISCRETIONARY — 4.5%
1,600,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,539,043
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,499,817
1,500,000	Builders FirstSource, Inc.(a)		5.0000	03/01/30	1,434,696
1,650,000	Home Depot, Inc. (The)		4.8750	06/25/27	1,672,845
					7,146,401
	SEMICONDUCTORS — 3.4%
2,300,000	Broadcom, Inc.		4.1100	09/15/28	2,266,138
2,025,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,751,940

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.2% (Continued)
	SEMICONDUCTORS — 3.4% (Continued)
1,625,000	Synaptics, Inc.(a)	4.0000	06/15/29	$1,492,196
				5,510,274
	SOFTWARE — 3.0%
2,675,000	Roper Technologies, Inc.	4.2000	09/15/28	2,643,162
2,150,000	Workday, Inc.	3.5000	04/01/27	2,107,624
				4,750,786
	TECHNOLOGY SERVICES — 1.3%
281,000	Verisk Analytics, Inc.	4.0000	06/15/25	280,857
1,775,000	Verisk Analytics, Inc.	4.1250	03/15/29	1,741,409
				2,022,266
	WHOLESALE - CONSUMER STAPLES — 0.7%
1,250,000	Sysco Corporation	2.4000	02/15/30	1,123,357

	TOTAL CORPORATE BONDS (Cost $105,844,113)			105,506,020

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.6%
	COMBINED UTILITIES — 1.0%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,545,399

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,089,198

	SINGLE-FAMILY HOUSING — 2.5%
305,000	Illinois Housing Development Authority	5.0940	04/01/30	311,749
1,000,000	Illinois Housing Development Authority	5.2440	04/01/31	1,034,261
30,000	Maryland Community Development Administration	3.2420	09/01/48	29,734
2,150,000	Virginia Housing Development Authority	4.8570	10/01/29	2,195,013
500,000	Virginia Housing Development Authority	4.9140	04/01/30	511,628
				4,082,385
	STATE — 0.2%
300,000	State of Oregon	0.8950	05/01/25	299,147

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.6% (Continued)
	WATER AND SEWER — 1.2%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	$1,963,269

	TOTAL MUNICIPAL BONDS (Cost $9,035,700)				8,979,398

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.1%
	AGENCY FIXED RATE — 5.8%
1,506,075	Fannie Mae Pool MA5072		5.5000	06/01/53	1,505,364
1,819,741	Fannie Mae Pool CB7331		5.5000	10/01/53	1,821,787
1,530,417	Fannie Mae Pool MA5165		5.5000	10/01/53	1,528,847
930,868	Fannie Mae Pool FS9447		6.0000	12/01/53	948,041
2,530,008	Freddie Mac Pool SD8258		5.0000	10/01/52	2,485,413
1,010,496	Ginnie Mae II Pool MA7107		2.5000	01/20/36	936,632
					9,226,084
	AGENCY HYBRID ARMS — 0.0%(f)
5,445	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	4.6250	08/20/41	5,520

	ARMS — 0.0%(f)
1,563	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	7.2950	08/01/34	1,597
42	Ginnie Mae II Pool 8660(b)	H15T1Y + 1.500%	4.6250	07/20/25	42
9,623	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	4.6250	01/20/32	9,737
1,196	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	4.7500	12/20/32	1,215
					12,591
	GOVERNMENT OWNED, NO GUARANTEE — 10.1%
2,000,000	Federal Home Loan Mortgage Corporation		4.2500	10/23/26	2,000,590
1,500,000	Federal Home Loan Mortgage Corporation		4.6500	01/14/27	1,500,492
1,000,000	Federal Home Loan Mortgage Corporation		4.6000	06/17/27	1,000,388
2,000,000	Federal Home Loan Mortgage Corporation		4.8750	10/15/27	2,000,370
2,250,000	Federal Home Loan Mortgage Corporation		4.7500	10/21/27	2,250,323
2,000,000	Federal National Mortgage Association		6.2500	05/15/29	2,171,059
2,500,000	Federal National Mortgage Association		7.1250	01/15/30	2,830,320

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.1% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 10.1% (Continued)
1,000,000	Federal National Mortgage Association		7.2500	05/15/30	$1,145,574
1,000,000	Federal National Mortgage Association		6.6250	11/15/30	1,126,187
					16,025,303
	GOVERNMENT SPONSORED — 7.2%
2,250,000	Federal Farm Credit Banks Funding Corporation		5.2300	05/20/26	2,252,304
1,250,000	Federal Farm Credit Banks Funding Corporation		4.2800	12/17/26	1,249,582
1,000,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/26/27	1,010,194
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	06/23/27	1,237,715
2,000,000	Federal Farm Credit Banks Funding Corporation		4.6700	12/02/27	2,001,140
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,274,314
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,477,943
					11,503,192
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,880,101)				36,772,690

	TOTAL INVESTMENTS - 97.7% (Cost $156,236,429)				$155,725,348
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%				3,728,184
	NET ASSETS - 100.0%				$159,453,532

ABS	Asset Backed Security

LLC	Limited Liability Company

LP	Limited Partnership

LTD	Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $20,869,204 or 13.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $718,925, representing 0.5% of net assets.

(d)	Restricted security.

(e)	Private investment.

(f)	Percentage rounds to less than 0.1%.